Derivatives	12 Months Ended
Dec. 31, 2025
Derivatives [Abstract]
Derivatives	35 — Derivatives
Derivative financial instruments and hedging activities
Derivative contracts used by the Group include swaps, futures, forwards, options and other similar types of contracts. In the normal course of business, the Group enters into a variety of derivative transactions for sales, market-making and risk management purposes. The Group’s objectives in using derivative instruments are to meet customers’ risk management needs and to manage the Group’s exposure to risks.
In accordance with the Group’s accounting policy relating to derivatives and hedge accounting as described in Note 01
“Material Accounting Policies and Critical Accounting Estimates”, all derivatives are carried at fair value in the balance sheet regardless of whether they are held for trading or non-trading purposes.
Derivatives held for sales and market-making purposes
Sales and market-making
The majority of the Group’s derivatives transactions relate to sales and market-making activities. Sales activities include the structuring and marketing of derivative products to customers to enable them to take, transfer, modify or reduce current or expected risks. Market-making involves quoting bid and offer prices to other market participants, enabling revenue to be generated based on spreads and volume.
Risk management
The Group uses derivatives in order to reduce its exposure to market risks as part of its asset and liability management.
This is achieved by entering into derivatives that hedge specific portfolios of fixed rate financial instruments and forecast transactions as well as strategic hedging against overall balance sheet exposures. The Group actively manages interest rate risk through, among other things, the use of derivative contracts. Utilization of derivative financial instruments is modified from time to time within prescribed limits in response to changing market conditions, as well as to changes in the characteristics and mix of the related assets and liabilities.
Derivatives qualifying for hedge accounting
The Group applies hedge accounting if derivatives meet the specific criteria described in Note 01 “Material Accounting
Policies and Critical Accounting Estimates”.
In fair value hedge relationship, the Group uses primarily interest rate swaps and options, in order to protect itself against movements in the fair value of fixed-rate financial instruments due to movements in market interest rates. In a cash flow hedge relationship, the Group uses interest rate swaps in order to protect itself against exposure to variability in interest rates. The Group enters into foreign exchange forwards and swaps for hedges of translation adjustments resulting from translating the financial statements of net investments in foreign operations into the reporting currency of the parent at period end spot rates.
Interest rate risk
The Group uses interest rate swaps and options to manage its exposure to interest rate risk by modifying the re-pricing characteristics of existing and/or forecasted assets and liabilities, including funding and investment activities. The interest rate swaps and options are designated in either a fair value hedge or a cash flow hedge. For fair value hedges, the
Group uses interest rate swaps and options contracts to manage the fair value movements of fixed rate financial instruments due to changes in benchmark interest. For cash flow hedges, the Group use interest rate swaps to manage the exposure to cash flow variability of its variable rate instruments as a result of changes in benchmark interest rates.
The Group manages its interest rate risk exposure on a portfolio basis with frequent changes in the portfolio due to the origination of new loans and bonds, repayments of existing loans and bonds, issuance of new funding liabilities and repayment of existing funding liabilities. Accordingly, a dynamic hedging accounting approach is adopted for the portfolio, in which individual hedge relationships are designated and de-designated on a more frequent basis (e.g., on a monthly basis).
The Group assesses and measures hedge effectiveness of a hedging relationship based on the change in the fair value or cash flows of the derivative hedging instrument relative to the change in the fair value or cash flows of the hedged item attributable to the hedged risk. Potential sources of ineffectiveness can be attributed to differences between hedging instruments and hedged items:
–Mismatches in the terms of hedged items and hedging instruments, for example the frequency and timing of when interest rates are reset, frequency of payment and callable features.
–Difference in the discounting rate applied to the hedged item and the hedging instrument, taking into consideration differences in the reset frequency of the hedged item and hedging instrument.
–Derivatives used as hedging instrument with a non-zero fair value at inception date of the hedging relationship, resulting in mismatch in terms with the hedged item. This is particularly pertinent in periods proceeding high interest rate moves.
Foreign exchange risk
The Group manages its foreign currency risk (including U.S. dollar and British pound) from investments in foreign operation through net investment hedges using rolling foreign exchange forward strategy. In addition, the Group applies cash flow hedge accounting for specific foreign denominated highly probable cash flows using foreign exchange forward instruments as hedging instruments.
As the investments in foreign operations are only hedged to the extent of the notional amount of the hedging derivative instrument the Group generally does not expect to incur significant ineffectiveness on hedges of net investments in foreign operations. Potential sources of ineffectiveness are limited to situations where derivatives with a non-zero fair value at inception date of the hedging relationship are used as hedging instrument, or where the spot foreign currency risk has been designated as hedged risk, resulting in mismatch in terms with the hedged item. Similarly, for cash flow hedge accounting applications the foreign exchange forward instruments generally match the terms of the underlying highly probable transactions such that the Group does not expect to incur significant ineffectiveness in such hedge relationships.
In addition to net investment hedges, the Group also applies cash flow hedge accounting (FX CFH) for USD denominated
Treasury bonds (HTC classified) held in EUR functional entities, utilizing foreign exchange forward contracts as hedging instruments.
The hedged risk is the cash flow variability of highly probable HTC coupons driven by movements in spot FX. The Group does not expect to incur ineffectiveness, as the notional amount of the hedging instrument should be equivalent to the cash flow exposure on HTC bonds. The hedge is re-balanced monthly to reflect cash flow decay on HTC bonds, and FX forward point risk is not a component of the designated risk therefore a highly effective hedge is observed.
Fair value hedge accounting
Derivatives held as fair value hedges

	Dec 31, 2025			2025	Dec 31, 2024			2024
in € m.	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness
Derivatives held as fair value hedges	2,966	4,494	122,199	1,247	2,546	6,282	108,170	671

	2025	2024
in € m.	Hedge ineffectiveness	Hedge ineffectiveness
Result of fair value hedges	370	454
Financial instruments designated in fair value hedges

	December 31, 2025						2025
	Carrying amount of Financial instruments designated as fair value hedges		Accumulated amount of fair value hedge adjustments - Total		Accumulated amount of fair value hedge adjustments - Terminated hedge relationships		Fair Value changes used for hedge effectiveness
in € m.	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Financial assets at fair value through other comprehensive income	19,696	—	(1,200)	—	5	—	(113)
Bonds at amortized cost	22,223	—	(407)	—	(1)	—	(385)
Long-term debt	—	69,660	—	(3,064)	—	(85)	(373)
Deposits	—	1,046	—	(125)	—	—	(5)
Loans at amortized cost	—	—	—	—	(1)	—	—

	December 31, 2024						2024
	Carrying amount of Financial instruments designated as fair value hedges		Accumulated amount of fair value hedge adjustments - Total		Accumulated amount of fair value hedge adjustments - Terminated hedge relationships		Fair Value changes used for hedge effectiveness
in € m.	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Financial assets at fair value through other comprehensive income	17,305	—	(1,284)	—	1	—	(93)
Bonds at amortized cost	1,949	—	(21)	—	(1)	—	(10)
Long-term debt	—	73,946	—	(3,816)	—	(101)	(194)
Deposits	—	1,072	—	(162)	—	—	79
Loans at amortized cost	—	—	—	—	(1)	—	—

Cash flow hedge accounting
Derivatives held as cash flow hedges

	Dec 31, 2025			2025	Dec 31, 2024			2024
in € m.	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness
Derivatives held as cash flow hedges	240	354	98,862	(50)	58	183	109,671	(229)

Cash flow hedge balances

in € m.	Dec 31, 2025	Dec 31, 2024	Dec 31, 2023
Reported in Equity[1]	(49)	36	44
thereof relates to terminated programs	—	—	—
Gains (losses) posted to equity for the year ended	(42)	(242)	436
Gains (losses) removed from equity for the year ended	(44)	234	398
thereof relates to terminated programs	—	—	—
Changes of hedged item's value used for hedge effectiveness	(40)	(212)	434
Ineffectiveness recorded within P&L	(8)	13	101
[1]Reported in equity refers to accumulated other comprehensive income as presented in the Consolidated Balance Sheet.
In accordance with IAS 39.96 the gains and losses posted to equity in a cash flow hedge relationship is the lesser of cumulative gain or loss on the hedging instrument from the inception of the hedge and the cumulative change in fair value of the expected future cash flows on the hedged item from inception of the hedge. As a result, changes of the hedged item’s value used for hedge effectiveness are not fully recorded in equity if it exceeds the hedging instrument’s fair value changes used for hedge effectiveness. Consequently, hedge ineffectiveness recorded within P&L does not always reconcile to the difference between the changes of the hedged item’s value used for hedge effectiveness and the hedging instrument’s fair value changes used for hedge effectiveness.
In the FX CFH, ineffectiveness is not expected considering FX forward point risk is not a component of the designated risk. The change in both the hypothetical and hedging instrument fair value used for effectiveness testing is driven by FX spot risk only, and is expected to offset (subject to a positive capacity test result).
As of December 31, 2025 the longest term cash flow hedge matures in 2037.
As of December 31, 2025 the longest FX CFH matures in 2032.
The financial instruments designated as cash flow hedges are recognized as Loans at amortized cost in the Group’s
Consolidated Balance Sheet.
Financial instruments designated in the FX CFH are recognized as Debt Securities HTC at amortized cost in the Groups
Consolidated Balance Sheet.
Net investment hedge accounting
Derivatives held as net investment hedges

	Dec 31, 2025			2025	Dec 31, 2024			2024
in € m.	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness
Derivatives held as net investment hedges	709	102	41,875	3,572	189	1,595	45,517	(2,442)

Net Investment hedge balances

in € m.	2025	2024
Reported in Equity1 2	(4,153)	(925)
thereof relates to terminated programs	—	—
Gains (losses) posted to equity for the year ended	(588)	(405)
Gains (losses) removed from equity for the year ended	(17)	(23)
thereof relates to terminated programs [3]	(17)	(23)
Changes of hedged item's value used for hedge effectiveness	(3,789)	2,356
Ineffectiveness recorded within P&L [4]	(232)	(81)
[1]Reported in equity refers to the accumulated income and expenses as recognised in the Group’s Other Comprehensive Income.
[2]Reported in equity includes unhedged foreign currency capital revaluation in the financial year ended December 31, 2025 of (€ 2.6 billion) and € 1.2 billion in 2024.
[3]Termination P&L includes changes due to hedged and unhedged capital of subsidiaries.
[4] This materially includes fair value gains and losses from FX spot vs. FX forward differences where the FX spot is designated for hedge accounting purposes.
Profile of derivatives held as net investment hedges

in € m.	Within 1 year	1–3 years	3–5 years	Over 5 years
As of December 31, 2025
Nominal amount Foreign exchange forwards	31,947	230	167	—
Nominal amount Foreign exchange swaps	9,418	108	5	—
Total	41,365	338	172	—
As of December 31, 2024
Nominal amount Foreign exchange forwards	36,976	318	3	—
Nominal amount Foreign exchange swaps	7,990	230	—	—
Total	44,966	548	3	—

The Group uses a foreign exchange forward strategy. As indicated in the above table, the vast majority of forward contracts mature within the year. The Group did not calculate an average foreign currency rate because the amount of contracts that mature after 1 year are not material.